Shareholder Fees - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO	Dec. 30, 2024 USD ($)
FidelityInternationalSmallCapOpportunitiesFund-RetailPRO | Fidelity International Small Cap Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none